                                                       OMB APPROVAL
                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

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                                                       hours per response: 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-4854
                                   --------------------------------

                               The Oberweis Funds
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

             951 Ice Cream Drive, Suite 200, North Aurora, IL 60542
             -------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

     James D. Oberweis                     James A. Arpaia
     The Oberweis Funds                    Vedder, Price, Kaufman, & Kammholtz
     951 Ice Cream Drive, Suite 200        222 North LaSalle Street, Suite 2600
     North Aurora, IL 60542                Chicago, IL  60601
   ----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 323-6166
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------------------------------------

Date of reporting period: JUNE 30, 2003
                         -------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

PRESIDENT'S LETTER
Dear Oberweis Funds Shareholder:

Fantastic news! We are very pleased to report outstanding results for the first half of 2003 for all three Oberweis Funds portfolios. The Oberweis Micro-Cap Portfolio appreciated 45.74% and the Oberweis Emerging Growth Portfolio gained 29.94% in the first half of 2003. These results are significantly higher than the benchmark Russell 2000 Growth Index, which appreciated 19.33% in the same period. The Oberweis Mid-Cap Portfolio rose 26.20%. For comparison, the Russell Midcap Growth Index gained 18.74%.

As a result of market appreciation and accelerating purchases, the Micro-Cap Portfolio is now closed to new investors. The Micro-Cap Portfolio is also closed to existing shareholders except for retirement accounts (qualified retirement plans and IRA accounts). The fund was closed to limit the influx of assets, which helps to ensure that we can continue to take meaningful positions in our most promising micro-cap ideas. Please note that the Emerging Growth Portfolio and Mid-Cap Portfolios both currently remain open and are managed in a similar style by the same investment team.

Most of the gains so far this year were achieved in the second quarter. In this period, the Micro-Cap, Emerging Growth, and Mid-Cap portfolios gained 36.86%, 37.44% and 23.99%, respectively. We believe that three factors contributed to the appreciation of our portfolio companies in the second quarter. First, the United States prevailed in the Iraq war quicker and with fewer casualties than many anticipated. Secondly, somewhat decreased uncertainty on the part of consumers (relative to the period just prior to the war) increased the marginal tendency of investors to purchase higher risk assets like stocks, particularly small-caps. Thirdly, although it still may take longer than some expect, investors have begun to discount the prospects of a future economic recovery. Although the signs of such a recovery are not yet clear, enormous fiscal stimulus (i.e. tax cuts and exceptionally low interest rates) could be the catalyst that starts the economic engine.

On a cautionary note, please remember that it would be unrealistic to expect such positive results every quarter. As of quarter end, the average P/E ratio based on 2003 estimates is 27.5 for the Micro-Cap Portfolio, 25.6 for the Emerging Growth Portfolio, and 24.3 for the Mid-Cap Portfolio. The average growth rate in terms of revenues and earnings for the companies included in all three portfolios was in excess of 60% as of quarter end. The stock market appreciated rather dramatically in the second quarter and the average P/E for each of our three portfolios is higher than that observed at the end of the first quarter. This gives us some reason to think that a market pause would not be unreasonable. We remain optimistic that small-cap growth stocks will outperform the broader market over the next several years, but the rise will not be the positively linear ascent experienced in recent months. We expect to see some normal dips mixed in with the climbs. Unfortunately, those short term swings are difficult, if not impossible, to predict in advance. Therefore, we recommend that you remain fully invested in a portfolio appropriate to your acceptable risk tolerance.

Thanks again for selecting The Oberweis Funds. Should you have any questions on your account, please contact shareholder services at (800) 245-7311 or consult your financial advisor. Should you have any questions regarding the portfolio management of your fund, please feel free to contact me directly or my partner Martin Yokosawa at (800) 323-6166. You can also reach me via email at oberweis@oberweis.net.

Sincerely,


/s/ James D. Oberweis                     /s/ James W. Oberweis
--------------------------                --------------------------
James D. Oberweis                         James W. Oberweis
President                                 Senior Vice President
Portfolio Manager                         Portfolio Manager

       Average Annual Total Returns
              as of 6/30/03
-----------------------------------------
          One     Five      Ten Years /
Fund     Year     Years   Since Inception
-----------------------------------------
OBEGX   +16.70%   +5.47%       +8.44%
OBMCX   +31.94%  +11.26%      +11.91%*
OBMDX   +11.52%   +0.95%       +4.16%*

* Since inception returns are from commencement of operations on 1/1/96 for the Micro-Cap Portfolio, and 9/15/96 for the Mid-Cap Portfolio. Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Fund invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                            Portfolio of Investments
                       June 30, 2003 (value in thousands)

Shares                         Company (Closing Price)                    Value
--------------------------------------------------------------------------------
             COMMON STOCKS - 99.7%
             Beverages - 1.9%
 90,000      Central European Distribution Corp. @ 20.200                 $1,818
                                                                          ------

             Chemicals - Specialty - 2.5%
105,000**    Aceto Corp. @ 18.840                                          1,978
 22,200      Ceradyne, Inc. @ 18.600                                         413
                                                                          ------
                                                                           2,391
                                                                          ------

             Commercial Service - Advertising - 2.2%
200,000      aQuantive, Inc. @ 10.500                                      2,100
                                                                          ------

             Commercial Service - Misc. - 0.6%
 20,000      StarTek, Inc. @ 26.300                                          526
                                                                          ------

             Commercial Service - Security - 1.7%
 30,000      InVision Technologies, Inc. @ 24.590                            738
 30,000      Portfolio Recovery Associates, Inc. @ 30.810                    924
                                                                          ------
                                                                           1,662
                                                                          ------

             Commercial Service - Staffing - 0.4%
 33,750      Right Management Consultants, Inc. @ 12.650                     427
                                                                          ------

             Computer - Integrated Systems - 2.4%
100,000      Merge Technologies, Inc. @ 13.050                             1,305
 90,000      Pinnacle Systems, Inc. @ 10.700                                 963
                                                                          ------
                                                                           2,268
                                                                          ------

             Computer - Manufacturing - 1.6%
200,000      Cray, Inc. @ 7.900                                            1,580
                                                                          ------

             Computer - Peripheral Equipment - 1.9%
120,000/(a)/ Neoware Systems, Inc. RS @ 15.210                             1,825
                                                                          ------

             Computer - Services - 0.4%
 17,000      MTC Technologies, Inc. @ 23.810                                 405
                                                                          ------

             Computer Software - Design - 1.1%
 60,000      Magma Design Automation, Inc. @ 17.150                        1,029
                                                                          ------

             Computer Software - Desktop - 1.1%
200,000      ScanSoft, Inc. @ 5.440                                        1,088
                                                                          ------

             Computer Software - Enterprise - 1.7%
 80,000      Altiris, Inc. @ 19.990                                        1,599
                                                                          ------

             Computer Software - Medical - 5.6%
240,000      eResearch Technology, Inc. @ 22.340                           5,362
                                                                          ------
             Electronics - Components / -
             Semiconductors - 6.2%
 40,000      Applied Films Corp. @ 25.860                                 $1,034
 60,000      Artisan Components, Inc. @ 22.450                             1,347
100,000      Genus, Inc. @ 2.700                                             270
 50,000      Omni Vision Technologies, Inc. @ 31.130                       1,557
120,000      Sigma Image, Inc. @ 10.910                                    1,309
 82,500      Silicon Image, Inc. @ 5.410                                     446
                                                                          ------
                                                                           5,963
                                                                          ------
             Electronics - Military Systems - 1.2%
 83,100      Sensytech, Inc. @ 13.690                                      1,138
                                                                          ------
             Electronics - Scientific Instruments - 0.9%
 30,000      FLIR Systems, Inc. @ 30.110                                     903
                                                                          ------
             Internet - E Commerce - 5.0%
 60,800      ebookers Plc @ 16.052                                           976
 25,400      FTD.COM, Inc. @ 20.160                                          512
 50,000      Neoforma Systems, Inc. @ 10.900                                 545
 60,000      NetFlix, Inc. @ 25.550                                        1,533
200,000      ValueClick, Inc. @ 6.060                                      1,212
                                                                          ------
                                                                           4,778
                                                                          ------
             Internet - ISP/ Content - 7.4%
100,000 *    Ask Jeeves, Inc. @ 13.650                                     1,365
200,000      LookSmart, Ltd. @ 2.790                                         558
100,000 *    Netease.com, Inc. @ 36.470                                    3,647
 60,000      United Online, Inc. @ 25.340                                  1,520
                                                                          ------
                                                                           7,090
                                                                          ------
             Internet - Security - 2.3%
 80,000      Digital River, Inc. @ 19.150                                  1,532
 80,000      Secure Computing Corp. @ 8.740                                  699
                                                                          ------
                                                                           2,231
                                                                          ------
             Internet - Software - 0.7%
 40,000      Websense, Inc. @ 15.670                                         627
                                                                          ------

             Leisure - Gaming / Equipment - 0.5%
 20,000      Multimedia Games, Inc. @ 25.400                                 508
                                                                          ------

             Leisure - Photo Equipment - 1.3%
130,000      Lexar Media, Inc. @ 9.460                                     1,230
                                                                          ------

             Leisure - Services - 0.8%
 55,900      Idine Rewards Network, Inc. @ 13.740                            768
                                                                          ------

             Medical - Biomed / Biotech - 4.1%
 43,700      Gen-Probe, Inc. @ 40.970                                      1,790
 50,000      Martek Biosciences Corp. @ 42.930                             2,147
                                                                          ------
                                                                           3,937
                                                                          ------

See notes to Portfolio of Investments.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares                         Company (Closing Price)                    Value
--------------------------------------------------------------------------------
               Medical / Dental Services - 4.0%
   45,000      aaiPharma, Inc. @ 19.860                                  $   894
   30,000      American Healthways, Inc. @ 36.020                          1,080
   15,000      ICON Plc @ 31.820                                             477
   30,000      LabOne. Inc. @ 21.560                                         647
   40,000      SFBC International, Inc. @ 18.140                             726
                                                                         -------
                                                                           3,824
                                                                         -------
               Medical / Ethical Drugs - 3.4%
  100,000      Bradley Pharmaceuticals, Inc. @ 16.500                      1,650
   15,000      CIMA Labs. Inc. @ 26.890                                      403
   50,000      Kos Pharmaceuticals @ 23.440                                1,172
                                                                         -------
                                                                           3,225
                                                                         -------
               Medical - Generic Drugs - 10.0%
  125,000      Able Laboratories, Inc. @ 19.700                            2,462
   50,000/(a)/ Able Laboratories, Inc. RS @ 19.000                           950
   70,000 *    American Pharmaceutical Partners, Inc. @ 33.900             2,373
   50,000      Eon Labs. Inc. @ 35.140                                     1,757
   22,500      Hi-Tech Pharmacal Company @ 40.900                            920
   20,000      Taro Pharmaceutical Industries Ltd. @ 55.030                1,101
                                                                         -------
                                                                           9,563
                                                                         -------
               Medical - Health Maintenance - 1.3%
   30,000      Centene Corp. @ 38.530                                      1,156
                                                                         -------
               Medical - Nursing Homes /
               Outpatient Care - 4.0%
   50,500      Dynacq International, Inc. @ 16.980                           857
   30,000      Odyssey Healthcare, Inc. @ 37.000                           1,110
   40,000      Sunrise Senior Living, Inc. @ 22.380                          895
   40,000      VistaCare, Inc. @ 24.470                                      979
                                                                         -------
                                                                           3,841
                                                                         -------
               Medical - Products - 3.6%
   29,000 *    Biosite, Inc. @ 48.180                                      1,397
   50,000      Closure Medical Corp. @ 18.590                                930
   50,000      Cyberonics, Inc. @ 21.560                                   1,078
                                                                         -------
                                                                           3,405
                                                                         -------
               Metal Ores - Gold / Silver - 0.7%
   30,000 **   Royal Gold, Inc. @ 21.420                                     643
                                                                         -------
               Oil & Gas - Machinery / Equipment - 0.5%
   30,000      Gulf Island Fabrication, Inc. @ 16.940                        508
                                                                         -------
               Pollution Control - Services - 0.7%
   20,000      Waste Connections, Inc. @ 35.050                              701
                                                                         -------
               Retail - Apparel - 5.6%
  190,000      Chico's FAS, Inc. @ 21.050                                $ 4,000
   40,000 **   K-Swiss, Inc. @ 34.510                                      1,380
                                                                         -------
                                                                           5,380
                                                                         -------
               Retail - Consumer Electronics - 0.5%
   20,000      Electronics Boutique Holdings @ 22.940                        459
                                                                         -------
               Retail - Restaurants - 5.5%
   26,500      P.F. Chang's China Bistro @ 49.210                          1,304
  100,000      Panera Bread Company @ 40.000                               4,000
                                                                         -------
                                                                           5,304
                                                                         -------
               Retail / Wholesale - Building - 0.5%
   10,000      Tractor Supply Company @ 47.360                               474
                                                                         -------
               Telecommunications - Cellular - 1.5%
   30,000      Vimpel Communications @ 46.440                              1,393
                                                                         -------
               Telecommunications - Services - 2.4%
   60,000      Boston Communications Group, Inc. @ 16.910                  1,015
   60,000      Golden Telecom, Inc. @ 22.070                               1,324
                                                                         -------
                                                                           2,339
                                                                         -------
               Total Common Stocks
               (Cost: $63,434,000)                                       $95,468
                                                                         -------

Face Amount                                                               Value
--------------------------------------------------------------------------------
               COMMERCIAL PAPER- 1.8%
1,750,000      Daimler Chrysler
               1.20% due 07-02-03                                        $ 1,750
                                                                         -------
               Total Commercial Paper
               (Cost : $1,750,000)                                         1,750
                                                                         -------
               Total Investments - 101.5%
               (Cost : $65,184,000)                                       97,218
                                                                         -------

See notes to Portfolio of Investments.

                        OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

Contracts                                                                Value
-------------------------------------------------------------------------------
            COVERED CALL OPTIONS - (0.0%)
      100   American Pharmaceutical Partners, Inc.,
            July 2003 $40                                                    (2)
        4   Ask Jeeves, Inc., July 2003 $15                                  --
       90   Biosite, Inc., August 2003 $55                                  (10)
       10   Netease.com, Inc., July 2003 $40                                 (1)
                                                                        -------
            Total Covered Call Options
            (Premiums received : $15,000)                                   (13)
            Other Liabilities less Assets (1.5%)                         (1,492)
                                                                        -------
            NET ASSETS - 100%                                           $95,713
                                                                        =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at June 30, 2003 to cover call options written. The aggregate market value was $628,000.

**   Income producing security during the period ended June 30, 2003.

     Based on the cost of investments of $65,184,000 for federal income tax purposes at June 30, 2003, the aggregate gross unrealized appreciation was $34,328,000, the aggregate gross unrealized depreciation was $2,292,000 and the net unrealized appreciation of investment, and covered call options was $32,036,000.

     (a) The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the dates of acquisition and at fair value as determined by the board of trustees of the Fund as of June 30, 2003. The aggregate value of restricted securities was 2,775,000 or 2.9% of net assets, at June 30, 2003.

     Able Laboratories, Inc. 50,000 shares purchased in June, 2003 at a cost of $950,000.

     Neoware Systems, Inc. 120,000 shares purchased in May, 2002 at a cost of 1,825,000.

                          OBERWEIS MICRO-CAP PORTFOLIO
                            Portfolio of Investments
                       June 30, 2003 (value in thousands)

Shares                        Company (Closing Price)                      Value
--------------------------------------------------------------------------------
          COMMON STOCKS - 97.2%
          Aerospace / Defense Equipment - 0.9%
 35,000   Avaiall, Inc. @ 11.370                                          $  398
 47,500   CPI Aerostructures, Inc. @ 8.750                                   416
                                                                          ------
                                                                             814
                                                                          ------
          Agricultural - Operations - 0.9%
120,000   Stake Technology, Ltd. @ 7.060                                     847
                                                                          ------
          Apparel - Clothing Manufacturing - 0.7%
150,000   Innovo Group, Inc. @ 4.500                                         675
                                                                          ------
          Applications Software - 2.0%
180,000   Tradestation Group, Inc. @ 10.250                                1,845
                                                                          ------
          Auto / Truck - Equipment - 1.3%
 60,000   Starcraft Corp. @ 20.630                                         1,238
                                                                          ------
          Banks - Southeast - 0.3%
 15,000** PrivateBancorp, Inc. @ 27.290                                      409
                                                                          ------
          Banks - Southeast - 0.3%
 20,000   Florida Banks, Inc. @ 11.530                                       231
                                                                          ------
          Beverages - 1.4%
 64,500   Central European Distribution
          Corp. @ 20.200                                                   1,303
                                                                          ------
          Chemicals - Specialty - 1.2%
 60,000** Aceto Corp. @ 18.840                                             1,130
                                                                          ------
          Commercial Services - Advertising - 0.8%
 50,000   Equity Marketing, Inc. @ 14.800                                    740
                                                                          ------
          Commercial Services - Consulting - 1.5%
125,000   SM&A @ 11.180                                                    1,398
                                                                          ------
          Commercial Services - Healthcare - 1.0%
 90,000   Psychiatric Solutions, Inc. @ 9.700                                873
                                                                          ------
          Commercial Services - Misc. - 0.1%
 20,000   RMH Teleservices, Inc. @ 4.320                                      86
                                                                          ------
          Commercial Services - Security - 1.4%
 30,000   OSI Systems, Inc. @ 15.700                                         471
 60,000   Taser International, Inc. @ 13.000                                 780
                                                                          ------
                                                                           1,251
                                                                          ------
          Computer - Graphics - 0.3%
 30,000   Sonic Solutions @ 8.620                                            259
                                                                          ------
          Computer - Integrated Systems - 2.6%
100,000   Merge Technologies, Inc. @ 13.050                               $1,305
 75,000   NICE Systems Ltd. @ 15.040                                       1,128
                                                                          ------
                                                                           2,433
                                                                          ------
          Computer - Peripheral Equipment - 1.3%
 80,000   Neoware Systems, Inc. @ 15.210                                   1,217
                                                                          ------
          Computer Software - Enterprise - 5.3%
500,000   ClickSoftware Technologies, Ltd. @ 1.800                           900
120,000   Concur Technologies, Inc. @ 10.110                               1,213
100,000   Evolving Systems, Inc. @ 3.270                                     327
 39,030   Firstwave Technologies, Inc. @ 7.800                               305
140,000   Mobious Management System @ 7.560                                1,058
 20,000   Retalix Ltd. @ 15.951                                              319
 75,000   SCO Group, Inc. @ 9.570                                            718
                                                                          ------
                                                                           4,840
                                                                          ------
          Computer Software - Medical - 1.8%
 60,000   SafeNet, Inc. @ 27.740                                           1,664
                                                                          ------
          Computer Software - Security - 5.2%
 60,000   IMPAC Medical @ 21.190                                           1,272
100,000   Netsmart Technologies, Inc. @ 5.510                                551
 75,000   PracticeWorks, Inc. @ 19.330                                     1,450
 80,000   Vital Images, Inc. @ 18.480                                      1,478
                                                                          ------
                                                                           4,751
                                                                          ------
          Consumer Products - Misc. - 2.7%
 17,000   CTI Industries, Corp. @ 1.760                                       30
129,200   International Absorbents, Inc. @ 3.300                             426
200,000   Ultralife Batteries, Inc. @ 10.000                               2,000
                                                                          ------
                                                                           2,456
                                                                          ------
          Cosmetics / Personal Care - 2.0%
150,000   Medifast, Inc. @ 11.250                                          1,687
 21,000   Natural Alternatives International,
          Inc. @ 4.949                                                       104
                                                                          ------
                                                                           1,791
                                                                          ------
          Electrical - Equipment - 0.5%
188,300   EXX, Inc. @ 2.580                                                  486
                                                                          ------

          Electronics - Military Systems - 1.2%
 80,000   Sensytech, Inc. @ 13.690                                         1,095
                                                                          ------

          Electronics - Scientific / Measuring - 4.0%
320,000   FARO Technologies, Inc. @ 7.080                                  2,266
113,500   ICOS Vision Systems Corp. N.V. @ 7.010                             795
181,400   Mikron Infrared, Inc. @ 3.400                                      617
                                                                          ------
                                                                           3,678
                                                                          ------
          Electronics - Semiconductor
          Manufacturing- 3.4%
 60,000  *Omnivision Technologies, Inc. @ 31.130                           1,868
115,000   Sigma Designs, Inc. @ 10.910                                     1,255
                                                                          ------
                                                                           3,123
                                                                          ------

See notes to Portfolio of Investments.

                          OBERWEIS MICRO-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares                        Company (Closing Price)                      Value
--------------------------------------------------------------------------------
          Food - Misc. Preparation - 1.1%
300,000   Pure World, Inc. @ 3.300                                        $  990
                                                                          ------
          Household - Appliances - 0.7%
 47,000   The Middleby Corp. @ 14.000                                        658
                                                                          ------
          Insurance - Health - 1.9%
220,000   HealthExtras, Inc. @ 7.800                                       1,716
                                                                          ------
          Internet - Content - 5.0%
 60,000   eUniverse, Inc. @ 1.000                                             60
 60,000  *FindWhat.com @ 19.110                                            1,147
100,000  *Sohu.com, Inc. @ 34.000                                          3,400
                                                                          ------
                                                                           4,607
                                                                          ------
          Internet - E Commerce - 1.4%
120,000   E-LOAN, Inc. @ 5.540                                               665
 50,000** NetBank, Inc. @ 13.050                                             652
                                                                          ------
                                                                           1,317
                                                                          ------
          Internet - ISP - 3.0%
 60,000   j2 Global Communications, Inc. @ 46.000                          2,760
                                                                          ------
          Internet - Security / Solutions - 0.6%
 80,000   CyberGuard Corp. @ 7.100                                           568
                                                                          ------
          Internet - Software - 2.4%
250,000   Internet Pictures Corp. @ 4.250                                  1,062
172,000   SupportSoft, Inc. @ 6.480                                        1,115
                                                                          ------
                                                                           2,177
                                                                          ------
          Leisure - Toys / Games - 1.4%
 70,000   4Kids Entertainment, Inc. @ 18.600                               1,302
                                                                          ------

          Machinery - 2.5%
165,000   Riviera Tool Company @ 3.250                                       536
 50,000   Stratasys, Inc. @ 34.580                                         1,729
                                                                          ------
                                                                           2,265
                                                                          ------
          Medical - Biomed / Biotech - 3.1%
125,000   Lark Technologies @ 5.200                                          650
200,000   LifeCell Corp. @ 5.100                                           1,020
250,000   Savient Pharmaceuticals, Inc. @ 4.670                            1,167
                                                                          ------
                                                                           2,837
                                                                          ------
          Medical - Dental - Services - 0.5%
 50,000   National Medical Health Card Systems @ 9.149                       457
                                                                          ------
          Medical - Dental - Supplies - 0.8%
 15,000   Advanced Neuromodulation Systems @ 51.500                          773
                                                                          ------
          Medical - Ethical Drugs - 4.7%
125,000   Bently Pharmaceuticals, Inc. @ 13.150                           $1,644
 80,000   Bradley Pharmaceuticals, Inc. @ 16.500                           1,320
100,000   Flamel Technologies S.A. @ 13.450                                1,345
                                                                          ------
                                                                           4,309
                                                                          ------
          Medical - Generic Drugs - 3.5%
100,000   Able Laboratories, Inc. @ 19.700                                 1,970
 30,000   Caraco Pharmaceutical Laboratories Ltd. @ 6.620                    199
 45,000   Lannett Company, Inc. @ 23.440                                   1,055
                                                                          ------
                                                                           3,224
                                                                          ------
          Medical - Genetics - 0.9%
300,000   Epoch Biosciences, Inc. @ 2.750                                    825
                                                                          ------
          Medical - Instruments - 0.8%
 40,000   BioLase Technology, Inc. @ 10.790                                  431
 38,738   HealthTronics Surgical Services, Inc. @ 9.000                      349
                                                                          ------
                                                                             780
                                                                          ------
          Medical - Labs & Testing Services - 0.2%
 35,300   Bio-Imaging Technologies, Inc. @ 6.050                             214
                                                                          ------
          Medical - Outpatient / Home Care - 0.6%
 13,200   Allied Healthcare International, Inc. @ 3.760                       50
 30,000   Curative Health Services, Inc. @ 16.910                            507
                                                                          ------
                                                                             557
                                                                          ------
          Medical - Products - 6.6%
 40,000   Inverness Medical Technology, Inc. @ 19.300                        772
 80,000   Kensey Nash Corp. @ 25.620                                       2,050
 60,000   Possis Medical, Inc. @ 13.570                                      814
110,000   Rochester Medical Corp. @ 10.040                                 1,104
 46,500   Synovis Life Technologies, Inc. @ 19.780                           920
150,000   Trinity Biotech plc @ 3.030                                        454
                                                                          ------
                                                                           6,114
                                                                          ------
          Medical - Systems / Equipment - 2.8%
100,000   Candela Corp. @ 11.490                                           1,149
286,000   ICAD, Inc. @ 2.060                                                 589
175,000   Palomar Medical Technologies, Inc. @ 4.760                         833
                                                                          ------
                                                                           2,571
                                                                          ------
          Oil & Gas - U.S. Exploration & Production - 0.5%
100,000   The Exploration Company of Delaware @ 4.250                        425
                                                                          ------

See notes to Portfolio of Investments.

                          OBERWEIS MICRO-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares                        Company (Closing Price)                    Value
-------------------------------------------------------------------------------
               Pollution Control - Equipment - 0.3%
   54,000      Fuel-Tech N.V. @ 5.600                                   $   302
                                                                        -------
               Telecommunications - Equipment - 6.3%
   50,000      Comtech Telecommunications Corp. @ 28.190                  1,409
   80,000      KVH Industries, Inc. @ 24.600                              1,968
  165,000      Micronetics, Inc. @ 7.229                                  1,193
  120,000      Verilink Corp. @ 1.680                                       202
  101,300      Yak Communications, Inc. @ 10.290                          1,042
                                                                        -------
                                                                          5,814
                                                                        -------
               Transportation - Services - 1.4%
  400,000      Stonepath Group, Inc. @ 2.650                              1,060
  100,000/(a)/ Stonepath Group, Inc. RS @ 2.650                             265
                                                                        -------
                                                                          1,325
               Total Common Stocks
               (Cost: $59,797,000)                                      $89,520
                                                                        -------

Face Amount                                                              Value
-------------------------------------------------------------------------------
               COMMERCIAL PAPER- 1.3%
1,200,000      Household Financial
               1.03% due 07-01-03                                       $ 1,200
                                                                        -------
               Total Commercial Paper
               (Cost : $1,200,000)                                        1,200
                                                                        -------
               Total Investments - 98.5%
               (Cost : $60,997,000)                                      90,720
                                                                        -------

Contracts                                                                Value
-------------------------------------------------------------------------------
               COVERED CALL OPTIONS - (0.0%)
       38      FindWhat.com, July 2003 $22.5                            $    (2)
      100      Omnivision Technologies, Inc.,
               July 2003 $45                                                 (1)
      100      Sohu.com, Inc., July 2003 $35                                (20)
       11      Sohu.com, Inc., July 2003 $40                                 --
                                                                        -------
               Total Covered Call Options
               (Premiums received : $26,000)                                (23)

               Other Assets less Liabilities - 1.5%                       1,401
                                                                        -------
               NET ASSETS - 100%                                        $92,098
                                                                        =======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at June 30, 2003 to cover call options written. The aggregate market value was $761,000.

**   Income producing security during the period ended June 30, 2003.

     Based on the cost of investments of $60,997,000 for federal income tax purposes at June 30, 2003, the aggregate gross unrealized appreciation was $31,540,000, the aggregate gross unrealized depreciation was $1,815,000 and the net unrealized appreciation of investments, and covered call options was $29,725,000.

     /(a)/ The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the dates of acquisition and at fair value as determined by the board of trustees of the Fund as of June 30, 2003. The aggregate value of restricted securities was 265,000 or 0.03% of net assets, at June 30, 2003.

     Stonepath Group, Inc. 100,000 shares purchased in February, 2003 at a cost of $265,000.

                           OBERWEIS MID-CAP PORTFOLIO
                            Portfolio of Investments
                       June 30, 2003 (value in thousands)

Shares                         Company (Closing Price)                     Value
--------------------------------------------------------------------------------
         COMMON STOCKS - 98.6%

         Aerospace - Defense Equipment - 1.3%
 1,500   Alliant Techsystems, Inc. @ 51.910                                 $ 78
                                                                            ----
         Apparel - Clothing Manufacturing - 1.4%
 5,000   Quicksilver, Inc. @ 16.490                                           82
                                                                            ----
         Building - Mobile /
         Manufacturing & RV - 0.8%
 1,200   *Thor Industries, Inc. @ 40.820                                      49
                                                                            ----
         Commercial Services - Consulting - 2.6%
 3,000   FTI Consulting, Inc. @ 24.970                                        75
 3,000   Kroll, Inc. @ 26.990                                                 81
                                                                            ----
                                                                             156
                                                                            ----
         Commercial Services - Schools - 3.4%
 3,000   Career Education Corp. @ 68.300                                     205
                                                                            ----
         Computer Date Storage - 0.9%
 5,000   Western Digital Corp. @ 10.300                                       51
                                                                            ----
         Computer Graphics - 2.1%
 2,000   Synopsys, Inc. @ 61.930                                             124
                                                                            ----
         Computer Memory Devices - 2.6%
 4,000   Advanced PCS @ 38.250                                               153
                                                                            ----
         Computer Networking - 1.2%
 5,000   Foundry Networks, Inc. @ 14.270                                      71
                                                                            ----
         Computer - Services - 4.0%
 2,000   Affiliated Computer Services, Inc. @ 45.730                          92
 6,000   Cognizant Technology
         Solutions Corp. @ 24.390                                            146
                                                                            ----
                                                                             238
                                                                            ----
         Computer Software - Enterprise - 4.8%
12,500   Ascential Software Corp. @ 16.430                                   206
 4,000   Documentum, Inc. @ 19.590                                            78
                                                                            ----
                                                                             284
                                                                            ----
         Electronics - Components /
         Semiconductors - 11.9%
 3,500   Integrated Circuit Systems, Inc. @ 31.410                           110
 4,000   Marvell Technology Group Ltd. @ 34.350                              137
 6,000   MEMC Electronic Materials, Inc. @ 9.800                              59
 8,000   SanDisk Corp. @ 40.570                                              325
 3,000   Silicon Laboratories, Inc. @ 26.620                                  80
                                                                            ----
                                                                             711
                                                                            ----
         Electronics - Contract
         Manufacturing - 0.9%
 2,500   Jabil Circuit, Inc. @ 22.100                                         55
                                                                            ----
         Electronics - Military Systems - 2.9%
 4,000   L-3 Communications Holdings, Inc. @ 43.490                         $174
                                                                            ----
         Electronics - Scientific / Measuring - 1.5%
 4,000   Cognex Corp. @ 22.330                                                89
                                                                            ----
         Insurance - Brokers - 1.6%
 3,000   *Brown & Brown, Inc. @ 32.500                                        98
                                                                            ----
         Internet - E Commerce - 2.2%
 2,666   University of Phoenix Online @ 50.290                               134
                                                                            ----
         Internet - Security / Solutions - 2.2%
 6,000   Netscreen Technologies, Inc. @ 22.350                               134
                                                                            ----
         Leisure - Toys / Games - 1.6%
 3,000   Leapfrog Enterprises, Inc. @ 31.810                                  95
                                                                            ----
         Medical - Biomed / Genetics - 4.8%
 3,000   Celgene Corp. @ 30.340                                               91
 1,200   Cephalon, Inc. @ 41.050                                              49
 2,000   Martek Biosciences Corp. @ 42.930                                    86
 5,000   QLT, Inc. @ 12.700                                                   64
                                                                            ----
                                                                             290
                                                                            ----
         Medical - Dental Services - 7.0%
 2,250   Accredo Health, Inc. @ 21.650                                        48
10,000   Caremark Rx, Inc. @ 25.680                                          257
 4,000   Pharmaceutical Product Development @ 28.710                         115
                                                                            ----
                                                                             420
                                                                            ----
         Medical - Generic Drugs - 14.5%
 4,000   American Pharmaceutical Partners, Inc. @ 33.900                     136
 3,000   Barr Laboratories, Inc. @ 65.500                                    196
 6,000   Biovail Corp. International @ 47.060                                282
 4,000   Eon Labs, Inc. @ 35.140                                             141
 2,000   Taro Pharmaceutical Industries Ltd. @ 55.030                        110
                                                                            ----
                                                                             865
                                                                            ----
         Medical - Products - 1.9%
 1,000   ResMed, Inc. @ 39.200                                                39
 2,000   Respironics, Inc. @ 37.230                                           75
                                                                            ----
                                                                             114
                                                                            ----
         Medical - Systems / Equipment - 1.2%
 3,900   CTI Molecular Imaging @ 18.650                                       73
                                                                            ----

See notes to Portfolio of Investments.

                           OBERWEIS MID-CAP PORTFOLIO
                            Portfolio of Investments
                       June 30, 2003 (value in thousands)

Shares                        Company (Closing Price)                     Value
--------------------------------------------------------------------------------

         Oil & Gas - U.S. Exploration &
         Production - 1.4%
 2,000  *Pogo Producing Company @ 42.750                                  $   85
                                                                          ------
         Retail - Apparel / Shoe - 5.2%
10,000   Chico's FAS, Inc. @ 21.050                                          211
 2,000   Coach, Inc. @ 49.740                                                 99
                                                                          ------
                                                                             310
                                                                          ------
         Retail - Restaurants - 1.3%
 2,000   Panera Bread Company @ 40.000                                        80
                                                                          ------
         Retail - Wholesale / Food - 1.2%
 2,000   Performance Food Group Company @ 37.000                              74
                                                                          ------
         Telecommunications - Cellular - 4.7%
 6,000   Vimpel Communications @ 46.440                                      279
                                                                          ------
         Telecommunications - Equipment - 5.5%
 2,000   Garmin Ltd. @ 39.900                                                 80
 3,000   InterDigital Communications Corp. @ 23.390                           70
 5,000   UTStarcom, Inc. @ 35.640                                            178
                                                                          ------
                                                                             328
                                                                          ------
         Total Common Stocks
         (Cost: $4,431,000)                                               $5,899
                                                                          ------
         Total Investments - 98.6%
         (Cost: $4,431,000)                                                5,899
         Other Assets less Liabilities - 1.4%                                 86
                                                                          ------
         NET ASSETS - 100%                                                $5,985
                                                                          ======

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
*    Income producing security during the period ended June 30, 2003.

     Based on the cost of investments of $4,431,000 for federal income tax purposes at June 30, 2003, the aggregate gross unrealized appreciation was $1,621,000, the aggregate gross unrealized depreciation was $153,000 and the net unrealized appreciation of investments was $1,468,000.

                               THE OBERWEIS FUNDS
                       Statement of Assets and Liabilities
             June 30, 2003 (in thousands, except pricing of shares)

                                                                  Emerging Growth   Micro-Cap    Mid-Cap
                                                                     Portfolio      Portfolio   Portfolio
                                                                  ---------------   ---------   ---------
Assets:
   Investment securities at value                                    $ 97,218        $90,720     $ 5,899
      (Cost: $65,184, $60,997 and $4,431, respectively)
   Cash                                                                 1,472            142          97
   Receivable from fund shares sold                                       892            687           5
   Receivable from securities sold                                        505            793          --
   Dividends and interest receivable                                        1              4          --
   Prepaid Expenses                                                        19             19           4
                                                                     --------        -------     -------
      Total Assets                                                    100,107         92,365       6,005
                                                                                                 -------

Liabilities:
   Options written at value
   (Premiums received: $15, $26 and $4, respectively)                      13             23          --
   Payable for fund shares redeemed                                     2,596            100          --
   Payable for securities purchased                                     1,623             13          --
   Payable to advisor                                                      61             74           4
   Payable to distributor                                                  19             18           1
   Accrued expenses                                                        82             39          15
                                                                     --------        -------     -------
      Total Liabilities                                                 4,394            267          20
                                                                     --------        -------     -------
Net Assets                                                           $ 95,713        $92,098     $ 5,985
                                                                     ========        =======     =======
Analysis of net assets:
   Aggregate paid in capital                                         $ 78,448        $65,584     $ 8,453
   Accumulated net realized loss on investments                       (14,771)        (3,211)     (3,936)
   Net unrealized appreciation of investments                          32,036         29,725       1,468
                                                                     --------        -------     -------
      Net Assets                                                     $ 95,713        $92,098     $ 5,985
                                                                     ========        =======     =======
The Pricing of Shares:
   Net asset value and offering price per share
Emerging Growth Portfolio:
   ($95,713,332 divided by 4,567,335 shares outstanding)             $  20.96
                                                                     ========
Micro-Cap Portfolio:
   ($92,097,653 divided by 4,558,438 shares outstanding)                             $ 20.20
                                                                                     =======
Mid-Cap Portfolio:
   ($5,985,021 divided by 650,351 shares outstanding)                                            $  9.20
                                                                                                 =======

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
                             Statement of Operations
                  Six Months Ended June 30, 2003 (in thousands)

                                                          Emerging Growth   Micro-Cap    Mid-Cap
                                                             Portfolio      Portfolio   Portfolio
                                                          ---------------   ---------   ---------
Investment Income:
   Interest                                                   $    12        $    44     $    --
   Dividends                                                       16             14           1
                                                              -------        -------     -------
      Total Investment Income                                      28             58           1
                                                              -------        -------     -------

Expenses:
   Investment advisory fees                                       140            144          10
   Management fees                                                128             96          10
   Distribution fees                                               80             60           6
   Transfer agent fees and expenses                                64             36          16
   Professional fees                                               36             22           3
   Custodian fees and expenses                                     30             21          15
   Shareholder reports                                             12              3           2
   Federal and state registration fees                             11             10           7
   Trustees' fees                                                   6              2          --
   Insurance                                                        6              2          --
   Miscellaneous                                                    1              1          --
                                                              -------
      Total Expenses                                              514            397          69
                                                              -------        -------     -------

Net Investment Loss Before Expense reimbursement                 (486)          (339)        (68)
   Expense reimbursement and earnings credits                       3              4          21
                                                              -------        -------     -------
Net Investment Loss                                              (483)          (335)        (47)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments                               (5,340)        (2,339)       (594)
Net realized gain from covered call options written                95             51           8
                                                              -------        -------
   Total net realized loss                                     (5,245)        (2,288)       (586)
Increase in net unrealized appreciation of investments         24,666         25,843       1,820
                                                              -------        -------     -------
Net realized and unrealized gain on investments                19,421         23,555       1,234
Net increase in net assets resulting from operations          $18,938        $23,220     $ 1,187
                                                              =======        =======     =======

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
               Statements of Changes in Net Assets (in thousands)

                                                                           Emerging Growth Portfolio
                                                                       ------------------------------------
                                                                       Six Months Ended      Year Ended
                                                                         June 30, 2003    December 31, 2002
                                                                       ----------------   -----------------
From Operations:
   Net investment loss                                                     $   (483)          $   (927)
   Net realized loss on investments                                          (5,245)              (461)
   Increase (decrease) in net unrealized appreciation of investments         24,666            (17,586)
                                                                           --------           --------
   Net increase (decrease) in net assets resulting from operations           18,938            (18,974)
                                                                           --------           --------

From Capital Share Transactions:
   Net proceeds from sale of shares                                          53,767             33,257
   Redemption of shares                                                     (38,284)           (32,005)
                                                                           --------           --------
Net increase from capital share transactions                                 15,483              1,252
                                                                           --------           --------
   Total increase (decrease) in net assets                                   34,421            (17,722)

Net Assets:
   Beginning of period                                                       61,292             79,014
                                                                           --------           --------
   End of period                                                           $ 95,713           $ 61,292
                                                                           ========           ========

Transactions in Shares:
   Shares sold                                                                2,962              1,918
   Less shares redeemed                                                      (2,194)            (1,830)
   Net increase from capital share transactions                                 768                 88
                                                                           ========           ========

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------------------------------------
                                                                                 Micro-Cap Portfolio
                                                                          ------------------------------------
                                                                          Six Months Ended      Year Ended
                                                                            June 30, 2003    December 31, 2002
                                                                          ----------------   -----------------
From Operations:
      Net investment loss                                                   $   (335)            $   (399)
      Net realized gain (loss) on investments                                 (2,288)               1,828
      Increase (decrease) in net unrealized appreciation of investments       25,843               (6,781)
                                                                            --------             --------
      Net increase (decrease) in net assets resulting from operations         23,220               (5,352)
                                                                            --------             --------
From Capital Share Transactions:
      Net proceeds from sale of shares                                        79,411               25,626
      Redemption of shares                                                   (32,511)             (46,113)
                                                                            --------             --------
      Net increase (decrease) from capital share transactions                 46,900              (20,487)
                                                                            --------             --------
      Total increase (decrease) in net assets                                 70,120              (25,839)

Net Assets:
      Beginning of period                                                     21,978               47,817
                                                                            --------             --------
      End of period                                                         $ 92,098             $ 21,978
                                                                            ========             ========
Transactions in Shares:
      Shares sold                                                              4,921                1,766
      Less shares redeemed                                                    (1,949)              (3,032)
                                                                            --------             --------
      Net increase (decrease) from capital share transactions                  2,972               (1,266)
                                                                            ========             ========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------------------------------------
                                                                                  Mid-Cap Portfolio
                                                                          ------------------------------------
                                                                          Six Months Ended      Year Ended
                                                                            June 30, 2003    December 31, 2002
                                                                          ---------------    -----------------
From Operations:
      Net investment loss                                                     $  (47)             $   (99)
      Net realized loss on investments                                          (586)                (985)
      Increase (decrease) in net unrealized appreciation of investments        1,820               (1,108)
                                                                              ------              -------
      Net increase (decrease) in net assets resulting from operations          1,187               (2,192)

From Capital Share Transactions:                                              ------              -------
      Net proceeds from sale of shares                                         1,441                  759
      Redemption of shares                                                    (1,013)                (646)
                                                                              ------              -------
      Net increase from capital share transactions                               428                  113
                                                                              ------              -------
      Total increase (decrease) in net assets                                  1,615               (2,079)

Net Assets:
      Beginning of period                                                      4,370                6,449
                                                                              ------              -------
      End of period                                                           $5,985              $ 4,370
                                                                              ======              =======
Transactions in Shares:
      Shares sold                                                                176                   84
      Less shares redeemed                                                      (125)                 (80)
                                                                              ------              -------
      Net increase from capital share transactions                                51                    4
                                                                              ======              =======

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS
                          Notes to Financial Statements
                                  June 30, 2003

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Short options are valued at the last reported highest bid price on any option exchange and long options are valued at the last reported lowest offer price on any option exchange as of the close of trading on the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require a reclassification. As of December 31, 2002, the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios had federal income tax capital loss carryforwards of $6,668,291, $280,897 and $2,042,858, respectively, expiring in 2009 and
$1,086,764, expiring in 2010 for the Mid-Cap Portfolio. The difference between the book basis and tax basis of accumulated net realized loss on investments is attributable to $2,374,709, $306,952 and $173,823 of post October 2002 capital losses from the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios, respectively. The Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio made no tax based distributions and had no undistributed tax ordinary income as of December 31, 2002.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis Securities, Inc. ("Oberweis Securities"), an affiliate of OAM, is the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $140,000, $144,000, and $10,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $128,000, $96,000 and $10,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Mid-Cap Portfolio $20,000 for the period ended June 30, 2003.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the period ended June 30, 2003, the Funds made no direct payments to its officers and paid $8,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the period ended June 30, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $80,000, $60,000 and $6,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the period ended June 30, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $3,000, $3,000 and $0, respectively to Oberweis Securities.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2003, other than options written and money market investments, aggregated $25,368,000 and $11,983,000, respectively, for the Emerging Growth Portfolio, $51,270,000 and $6,980,000, respectively, for the Micro-Cap Portfolio, and $1,574,000 and $1,264,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the period ended June 30, 2003 were as follows:

                                                Emerging Growth           Micro-Cap               Mid-Cap
                                                   Portfolio              Portfolio              Portfolio
                                             ---------------------   --------------------   --------------------
                                               Number                  Number                 Number
                                                of       Premiums       of       Premiums      of       Premiums
                                             Contracts   Received    Contracts   Received   Contracts   Received
                                             ---------   ---------   ---------   --------   ---------   --------
Options outstanding at beginning of period       725     $  48,000      270      $ 17,000       80       $ 5,000
Options written                                  912       124,000      869        93,000       50         3,000
Options expired                               (1,298)     (145,000)    (593)      (57,000)    (130)       (8,000)
Options closed                                  (125)      (11,000)    (100)       (5,000)      --            --
Options assigned                                 (10)       (1,000)    (197)      (22,000)      --            --
                                              ------     ---------     ----      --------     ----       -------
Options outstanding at end of period             204     $  15,000      249      $ 26,000        0       $     0

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. Redemption fee

A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $81,000 and $3,000, respectively, for the period ended June 30, 2003, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $3,000, $4,000 and $1,000, respectively. During the period ended June 30, 2003, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $4,000, $0 and $0, respectively, which is included in custodian fees and expenses in the statement of operations.

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout each period is as follows :

                                                                         Emerging Growth Portfolio
                                                         ---------------------------------------------------------
                                                                                   Years ended December 31,
                                                         Six Months Ended   --------------------------------------
                                                           June 30, 2003      2002      2001      2000      1999
                                                         ----------------   -------   -------   -------   --------
Net asset value at beginning of period                     $ 16.13          $ 21.29   $ 21.19   $ 36.15   $  23.60
Income (loss) from investment operations:
Net investment loss/(a)/                                      (.13)            (.26)     (.31)     (.48)      (.41)
Net realized and unrealized gain (loss) on investments        4.96            (4.90)      .41     (1.37)     12.96
                                                           -------          -------   -------   -------   --------
Total from investment operations                              4.83            (5.16)      .10     (1.85)     12.55
Less distributions:
Distribution from net realized gains on investments             --               --        --    (13.11)        --
                                                           -------          -------   -------   -------   --------
Net asset value at end of period                           $ 20.96          $ 16.13   $ 21.29   $ 21.19   $  36.15
                                                           =======          =======   =======   =======   ========
Total Return (%)                                              29.9/(c)/       (24.2)      0.5     (10.7)      53.2
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                 $95,713          $61,292   $79,014   $83,643   $105,128
Ratio of expenses to average net assets (%)                   1.60/(b)/        1.57      1.65      1.42       1.59
Ratio of net investment loss to average net assets (%)       (1.51)/(b)/      (1.48)    (1.51)    (1.27)     (1.56)
Portfolio turnover rate (%)/(b)/                                37               66        66        73         63
Average commission rate paid                               $ .0203          $ .0265   $ .0336   $ .0342   $  .0305

----------
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Annualized
/(c)/ Not annualized

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                           Micro-Cap Portfolio
                                                         --------------------------------------------------------
                                                                                   Years ended December 31,
                                                         Six Months Ended   -------------------------------------
                                                           June 30, 2003      2002      2001     2000      1999
                                                         ----------------   -------   -------   -------   -------
Net asset value at beginning of period                      $ 13.86         $ 16.77   $ 13.54   $ 16.94   $ 14.18
Income (loss) from investment operations:
Net investment loss /(a)/                                      (.11)           (.24)     (.24)     (.33)     (.28)
Net realized and unrealized gain (loss) on investments         6.45           (2.67)     3.47      (.74)     3.04
                                                            -------         -------   -------   -------   -------
Total from investment operations                               6.34           (2.91)     3.23     (1.07)     2.76
Less distributions:
Distribution from net realized gains on investments              --              --        --     (2.33)       --
                                                            -------         -------   -------   -------   -------
Net asset value at end of period                            $ 20.20         $ 13.86   $ 16.77   $ 13.54   $ 16.94
                                                            =======         =======   =======   =======   =======
Total Return (%)                                               45.7/(d)/      (17.3)     23.9      (8.0)     19.5
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                  $92,098         $21,978   $47,817   $20,491   $21,301
Ratio of expenses to average net assets (%)                    1.64/(c)/       1.93      1.98      1.96      2.00/(b)/
Ratio of net investment loss to average net assets (%)        (1.38)/(c)/     (1.64)    (1.59)    (1.79)    (1.98)
Portfolio turnover rate (%)/(c)/                                 31              81        82        79        46
Average commission rate paid                                $ .0202         $ .0256   $ .0307   $ .0271   $ .0328

----------
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratio would have been 2.17% for 1999 before expense reimbursement and earnings credits. /(c)/ Annualized.
/(d)/ Not annualized.

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                 Mid-Cap Portfolio
                                                         -----------------------------------------------------------------
                                                                                      Years ended December 31,
                                                         Six Months Ended      -------------------------------------------
                                                           June 30, 2003        2002         2001         2000      1999
                                                         ----------------      ------       ------       -------   -------
Net asset value at beginning of period                       $ 7.29             10.83       $17.12       $ 24.29   $ 12.86
Income (loss) from investment operations:
Net investment loss /(a)/                                      (.08)             (.17)        (.21)         (.46)     (.31)
Net realized and unrealized gain (loss) on investments         1.99             (3.37)       (6.08)        (2.27)    14.22
                                                             ------            ------       ------       -------   -------
Total from investment operations                               1.91             (3.54)       (6.29)        (2.73)    13.91
Less distributions:
Distribution from net realized gains on investments              --                --           --         (4.44)    (2.48)
                                                             ------            ------       ------       -------   -------
Net asset value at end of period                             $ 9.20            $ 7.29       $10.83       $ 17.12   $ 24.29
                                                             ======            ======       ======       =======   =======
Total Return (%)                                               26.2/(d)/        (32.7)       (36.7)        (13.1)    112.7
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                   $5,985            $4,370       $6,449       $12,308   $14,085
Ratio of expenses to average net assets (%)                    2.00/(b)//(c)/    2.00/(b)/    2.00/(b)/     1.86      2.00/(b)/
Ratio of net investment loss to average net assets (%)        (1.94)/(c)/       (1.91)       (1.75)        (1.78)    (1.93)
Portfolio turnover rate (%)/(c)/                                 54                66          115            97       153
Average commission rate paid                                 $.0200            $.0256       $.0312       $ .0269   $ .0345

----------
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.86%, 2.49%, 2.60%, and 2.43%, for the period ended June 30, 2003, and December 31, 2002, 2001 and 1999, respectively, before expense reimbursement and earnings credits.
/(c)/ Annualized.
/(d)/ Not annualized.

                                                           [LOGO] The
                                                                  Oberweis
                                                                  Funds

Trustees and Officers
James D. Oberweis            Thomas J. Burke
Trustee and President        Trustee

Douglas P. Hoffmeyer         Edward F. Streit
Trustee                      Trustee

Patrick B. Joyce             Martin L. Yokosawa
Executive Vice President     Senior Vice President
Treasurer

James W. Oberweis            Steven J. LeMire
Senior Vice President        Vice President
                             Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweis.net

Distributor
Oberweis Securities, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street, Chicago, IL 60601

                                                           Semi-Annual Report
                                                           ------------------
                                                                Unaudited

[LOGO] The Oberweis Funds                                     June 30, 2003
       Emerging Growth Portfolio
       Micro-Cap Portfolio
       Mid-Cap Portfolio

ITEM 1.   REPORTS TO STOCKHOLDERS.

         The Annual Report to Stockholders Follows.

ITEM 2.                           CODE OF ETHICS.

                                  Not applicable to annual reports for
                                  the period ended June 30, 2003.

ITEM 3.                           AUDIT COMMITTEE FINANCIAL EXPERT

                                  Not applicable to annual reports for
                                  the period ended June 30, 2003.

ITEM 4.                           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                                  Not applicable to annual reports for
                                  the period ended June 30, 2003.

ITEMS 5-6.                        [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                                  Not applicable to annual reports for
                                  the period ended June 30, 2003.

ITEM 8.                           [RESERVED]

ITEM 9.                           CONTROLS AND PROCEDURES.

                                  Not applicable to annual reports for the period ended June 30, 2003.

ITEM 10.    EXHIBITS.

            Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

            Exhibit 99.1 Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Oberweis Funds
             -------------------------------------------------------------------

By (Signature and Title*) /s/ James D. Oberweis
                          ------------------------------------------------------
                          James D. Oberweis
                          President, The Oberweis Funds

Date  09/08/2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*) /s/ James D. Oberweis
                          ------------------------------------------------------
                          James D. Oberweis
                          President, The Oberweis Funds


Date  09/08/2003
     ---------------------------------------------------------------------------

By (Signature and Title*) /s/ Patrick B. Joyce
                          ------------------------------------------------------
                          Patrick B. Joyce
                          Executive Vice President and Treasurer,
                          The Oberweis Funds


Date  09/08/2003
     ---------------------------------------------------------------------------

/*/ Print the name and title of each signing officer under his or her signature.